Note 19 - Asset Retirement Obligation (Details Textual)	12 Months Ended
Aug. 31, 2018 USD ($)
Statement Line Items [Line Items]
Future retirement costs	$ 522,000
Risk free interest rate, retirement obligations	1.58%
Annual inflation assumption	1.50%